Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	$ 5,641	$ 64,300	$ 48,705
Intangible assets and goodwill at end of period	12,198	5,641	64,300
Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	281	60,305	40,618
Intangible assets and goodwill at end of period	340	281	60,305
Licenses and acquired technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	5,360	3,995	8,087
Intangible assets and goodwill at end of period	7,472	5,360	3,995
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0	0
Intangible assets and goodwill at end of period	3,676	0	0
Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0	0
Intangible assets and goodwill at end of period	710	0	0
Cost:
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	92,989	103,169	82,337
Additions	3,773	20,186	22,960
Acquisition of ACP Advanced Circuit Pursuit AG	5,585
Disposals	126	30,344	2,121
Exchange difference	(283)	22	7
Intangible assets and goodwill at end of period	102,504	92,989	103,169
Cost: | Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	60,863	71,230	48,903
Additions	120	15,484	22,327
Acquisition of ACP Advanced Circuit Pursuit AG	0
Disposals	0	25,851	0
Exchange difference	0	0	0
Intangible assets and goodwill at end of period	60,983	60,863	71,230
Cost: | Licenses and acquired technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	32,126	31,939	33,434
Additions	3,653	4,702	633
Acquisition of ACP Advanced Circuit Pursuit AG	1,114
Disposals	126	4,493	2,121
Exchange difference	(283)	22	7
Intangible assets and goodwill at end of period	37,050	32,126	31,939
Cost: | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0	0
Additions	0	0	0
Acquisition of ACP Advanced Circuit Pursuit AG	3,676
Disposals	0	0	0
Exchange difference	0	0	0
Intangible assets and goodwill at end of period	3,676	0	0
Cost: | Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0	0
Additions	0	0	0
Acquisition of ACP Advanced Circuit Pursuit AG	795
Disposals	0	0	0
Exchange difference	0	0	0
Intangible assets and goodwill at end of period	795	0	0
Depreciation and impairment:
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(87,348)	(38,869)	(33,632)
Disposals	(126)	(12,198)	(2,121)
Exchange difference	122	(13)	10
Amortization	2,962	4,309	7,348
Impairment		56,381
Intangible assets and goodwill at end of period	(90,306)	(87,348)	(38,869)
Depreciation and impairment: | Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(60,582)	(10,925)	(8,285)
Disposals	0	(7,705)	0
Exchange difference	0	0	0
Amortization	61	2,206	2,640
Impairment		55,156
Intangible assets and goodwill at end of period	(60,643)	(60,582)	(10,925)
Depreciation and impairment: | Licenses and acquired technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(26,766)	(27,944)	(25,347)
Disposals	(126)	(4,493)	(2,121)
Exchange difference	122	(13)	10
Amortization	2,816	2,103	4,708
Impairment		1,225
Intangible assets and goodwill at end of period	(29,578)	(26,766)	(27,944)
Depreciation and impairment: | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0	0
Disposals	0	0	0
Exchange difference	0	0	0
Amortization	0	0	0
Impairment		0
Intangible assets and goodwill at end of period	0	0	0
Depreciation and impairment: | Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0	0
Disposals	0	0	0
Exchange difference	0	0	0
Amortization	85	0	0
Impairment		0
Intangible assets and goodwill at end of period	$ (85)	$ 0	$ 0